Annual Fund Operating Expenses - Investment Trust Prospectus - U.S. GOVERNMENT MONEY MARKET FUND	Oct. 25, 2025
U.S. GOVERNMENT MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.45%
U.S. GOVERNMENT MONEY MARKET FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.70%
U.S. GOVERNMENT MONEY MARKET FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.20%
U.S. GOVERNMENT MONEY MARKET FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.45%)	[1]
Net Expenses (as a percentage of Assets)	0.00%

[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.